UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21575

                                                     Bryce Capital Funds      Bryce Capital Growth Series

(Exact name of registrant as specified in charter)

              2 Thornell Road,                         Pittsford, NY                               14534

(Address of principal executive offices)               (Zip code)

              Dennis Lohouse, Bryce Capital Funds, 2 Thornell Rd., Pittsford, NY 14534

(Name and address of agent for service)

Registrant's telephone number, including area code:         585-381-2990

Date of fiscal year end:  6/30

Date of reporting period: 9/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Funds
Bryce Capital Growth Series
Schedule of Investments (unaudited)
September 30, 2005

	Shares	Value
COMMON STOCK - 100%
Consumer Discretionary - 9.5%
Chicos FAS, Inc.+	2425	89,240
Quicksilver, Inc.+	6000	86,700
Urban Outfitters, Inc.+	3000	88,200

TOTAL CONSUMER DISCRETIONARY		264,140

Consumer Staples - 6.2%
Constellation Brands, Inc.+	3200	83,200
Whole Foods Market	665	89,409

TOTAL CONSUMER STAPLES		172,609

Energy - 14.9%
BJ Services Co.	2300	82,777
Grant Prideco, Inc.+	3275	133,129
Nabors Industries Ltd.+	1275	91,583
Precision Drilling Corp.+	2150	105,780

TOTAL ENERGY		413,269

Financials - 9.4%
E Trade Group+	4650	81,840
Northern Trust Corp.	1700	85,935
WR Berkley Corp.	2350	92,778

TOTAL FINANCIALS		260,553

Health Care - 27.3%
Cerner Corp.+	1300	113,009
Coventry Health Care+	1300	111,826
Fisher Scientific International, Inc.+	1325	82,216
Genzyme Corp.+	1350	96,714
Gilead Sciences+	1975	96,301
LifePoint Hospitals, Inc.+	1775	77,621
Respironics Inc.+	2225	93,851
United Surgical Partners International Inc.+	2275	88,975

TOTAL HEALTH CARE		760,513

Industrials - 16.0%
Ametek, Inc.	1925	82,717
Brighton Horizons Family Solutions+	2100	80,640
Jacobs Engineering Group, Inc.+	1325	89,305
L-3 Communications Holdings, Inc.	1175	92,907
Labor Ready, Inc.+	3850	98,753

TOTAL INDUSTRIALS		444,322

Information Technology - 16.7%
Apple Computer, Inc.+	2025	108,560
Cognizant Technology Solutions Corp.+	1775	82,697
Marvell Technologies, Inc.+	2125	97,984
NetGear, Inc.+	3250	78,195
Qualcomm, Inc.	2200	98,450

TOTAL INFORMATION TECHNOLOGY		465,886

TOTAL COMMON STOCK (COST $2,388,658)		2,781,292

NET OTHER ASSETS		9,706

TOTAL INVESTMENTS IN SECURITIES - 100.0%		$ 2,790,998
(cost $2,398,364)*

TOTAL NET ASSETS - 100%		$ 2,790,998

+Non-income producing security

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		406,229
Gross Unrealized Depreciation		(13,595)

Net Unrealized Appreciation (Depreciation)		$ 392,634

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date      10/14/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Edmond D. Sheidlower

        Edmond D. Sheidlower, President

Date      10/14/05

By (Signature and Title)

*/s/ Dennis E. Lohouse

       Dennis E. Lohouse, CFA, Treasurer

Date      10/14/05